Pacer Trendpilot International ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value
Australia - 6.0%
ANZ Group Holdings Ltd.	27,506	$490,834
Aristocrat Leisure Ltd.	6,124	178,786
ASX Ltd.	1,830	78,830
BHP Group Ltd. - ADR(a)	23,461	1,436,282
Brambles Ltd.	13,110	125,916
Cochlear Ltd.	624	124,647
Coles Group Ltd.	12,624	131,767
Commonwealth Bank of Australia	15,458	1,191,900
Computershare Ltd.	5,411	90,132
CSL Ltd.	4,444	879,604
EBOS Group Ltd.	1,478	33,924
Fortescue Ltd.	15,969	313,037
Macquarie Group Ltd.	3,278	409,570
National Australia Bank Ltd.	28,708	613,986
QBE Insurance Group Ltd.	14,080	146,410
Ramsay Health Care Ltd.	1,754	58,951
REA Group Ltd.	484	58,406
Rio Tinto Ltd.	3,499	305,121
Santos Ltd.	30,632	157,755
Sonic Healthcare Ltd.	4,454	93,564
South32 Ltd.	42,876	94,232
Suncorp Group Ltd.	11,948	111,228
Telstra Group Ltd.	38,148	101,110
Transurban Group	29,062	257,584
Wesfarmers Ltd.	10,348	394,906
Westpac Banking Corp.	32,130	509,689
WiseTech Global Ltd.	1,718	82,267
Woodside Energy Group Ltd. - ADR(a)	17,220	359,554
Woolworths Group Ltd.	11,494	271,539
		9,101,531

Austria - 0.3%
ANDRITZ AG	676	41,751
Erste Group Bank AG	3,358	145,341
EVN AG	340	9,425
OMV AG	1,332	59,465
Raiffeisen Bank International AG	1,270	26,517
Strabag SE	116	5,434
Telekom Austria AG	1,311	11,419
Verbund AG	790	64,586
voestalpine AG	988	29,469
		393,407

Belgium - 0.7%
Anheuser-Busch InBev SA/NV - ADR(a)	9,676	597,396
Groupe Bruxelles Lambert NV	908	69,082
KBC Groep NV	3,186	208,238
Solvay SA	686	18,860
Syensqo SA(b)	686	61,155
UCB SA	1,138	107,364
		1,062,095

Canada - 9.4%
Agnico Eagle Mines Ltd.(a)	4,696	230,855
Alimentation Couche-Tard, Inc.	6,854	401,620
Bank of Montreal(a)	6,622	623,660
Barrick Gold Corp.	16,634	259,490
BCE, Inc.(a)	2,844	114,755
Brookfield Corp.	13,080	519,013
Canadian Imperial Bank of Commerce(a)	8,394	379,241
Canadian National Railway Co.	5,363	665,227
Canadian Natural Resources Ltd.	9,955	637,020
Canadian Pacific Kansas City Ltd.	8,570	689,627
Cenovus Energy, Inc.	12,688	205,292
CGI, Inc.(b)	1,968	220,062
Constellation Software, Inc.	178	491,966
Enbridge, Inc.	19,504	692,392
Fortis, Inc./Canada	4,590	184,197
Franco-Nevada Corp.(a)	1,782	192,902
Great-West Lifeco, Inc.	2,544	84,923
Imperial Oil Ltd.	1,644	94,842
Intact Financial Corp.	1,650	258,033
Loblaw Cos. Ltd.	1,404	140,301
Manulife Financial Corp.	16,418	363,002
National Bank of Canada	3,186	243,681
Nutrien Ltd.	4,420	220,425
Pembina Pipeline Corp.	5,188	178,623
Power Corp. of Canada	5,252	153,093
Restaurant Brands International, Inc.(a)	2,946	230,024
Rogers Communications, Inc. - Class B(a)	3,502	163,579
Royal Bank of Canada	13,008	1,269,710
Shopify, Inc. - Class A(b)	11,082	887,336
Sun Life Financial, Inc.	5,536	287,097
Suncor Energy, Inc.	11,791	390,518
TC Energy Corp.	9,402	370,721
Teck Resources Ltd. - Class B	4,316	172,683
TELUS Corp.(a)	4,507	80,675
The Bank of Nova Scotia	11,030	515,653
The Toronto-Dominion Bank(a)	16,917	1,027,369
Thomson Reuters Corp.	1,400	208,068
Tourmaline Oil Corp.	3,004	129,884
Wheaton Precious Metals Corp.	4,242	198,823
		14,176,382

Denmark - 2.9%
AP Moller - Maersk AS - Class B	40	73,794
AP Moller - Maersk AS - Class A	20	36,274
Coloplast AS - Class B	1,172	135,525
DSV AS	1,688	302,846
Novo Nordisk AS - ADR	29,976	3,439,446
Orsted AS(c)(d)	1,784	101,259
Vestas Wind Systems AS(b)	9,532	271,772
		4,360,916

Finland - 0.8%
Kone Oyj - Class B	3,804	188,858
Neste Oyj	4,066	140,831
Nokia Oyj - ADR(a)	49,808	179,309
Nordea Bank Abp	32,394	399,188
Sampo Oyj - Class A	4,396	184,257
UPM-Kymmene Oyj	5,040	183,391
		1,275,834

France - 9.3%
Air Liquide SA	4,820	904,691
Airbus SE - ADR	22,776	904,207
AXA SA	15,904	535,559
BNP Paribas SA	9,528	644,069
Capgemini SE	1,468	328,715
Christian Dior SE	30	23,894
Credit Agricole SA	10,564	151,976
Danone SA	5,740	382,985
Dassault Systemes SE	6,318	329,340
Engie SA	16,534	264,628
EssilorLuxottica SA	2,620	516,168
Hermes International SCA	311	658,010
Kering	654	270,871
L'Oreal SA	2,124	1,020,764
LVMH Moet Hennessy Louis Vuitton SE - ADR	12,134	2,016,671
Pernod Ricard SA	1,875	309,011
Safran SA	3,168	593,728
Sanofi SA - ADR	20,498	1,022,850
Schneider Electric SE	4,959	980,193
STMicroelectronics NV	6,184	273,436
TotalEnergies SE - ADR(a)	20,873	1,360,502
Vinci SA	4,810	608,599
		14,100,867

Germany - 6.4%
adidas AG	1,564	297,679
Allianz SE	3,710	993,525
BASF SE	8,160	392,069
Bayer AG	9,264	289,334
Bayerische Motoren Werke AG	2,732	285,739
Beiersdorf AG	928	136,242
BioNTech SE - ADR(b)	844	80,214
Daimler AG	7,346	498,953
Daimler Truck Holding AG	4,892	175,838
Deutsche Boerse AG	1,788	356,989
Deutsche Post AG	8,602	413,864
Deutsche Telekom AG	32,106	789,179
E.ON SE	21,179	287,474
Hapag-Lloyd AG(c)(d)	72	10,823
Henkel AG & Co. KGaA	928	63,543
Infineon Technologies AG	11,954	435,939
Merck KGaA	1,216	200,273
Muenchener Rueckversicherungs-Gesellschaft AG	1,248	531,662
RWE AG	6,386	236,922
SAP SE - ADR(a)	9,492	1,643,065
Sartorius AG	20	5,879
Siemens AG - ADR	13,944	1,247,988
Siemens Healthineers AG(c)(d)	2,660	149,079
Uniper SE(b)	782	49,692
Volkswagen AG	272	38,684
		9,610,648

Hong Kong - 1.7%
AIA Group Ltd. - ADR	26,500	827,065
BOC Hong Kong Holdings Ltd.	33,907	81,190
Budweiser Brewing Co. APAC Ltd.(c)(d)	16,253	25,529
Chow Tai Fook Jewellery Group Ltd.	21,699	29,310
CK Asset Holdings Ltd.	17,961	80,984
CK Hutchison Holdings Ltd.	25,299	130,735
CK Infrastructure Holdings Ltd.	5,716	33,961
CLP Holdings Ltd.	15,740	125,128
Galaxy Entertainment Group Ltd.	18,963	98,478
Hang Seng Bank Ltd.	6,860	71,294
Henderson Land Development Co. Ltd.	12,336	32,110
Hong Kong & China Gas Co. Ltd.	102,105	72,485
Hong Kong Exchanges & Clearing Ltd.	11,255	340,619
MTR Corp. Ltd.	14,659	47,626
Prudential PLC - ADR(a)	12,342	255,233
Sun Hung Kai Properties Ltd.	14,217	132,478
Techtronic Industries Co. Ltd.	12,466	132,665
Wharf Real Estate Investment Co. Ltd.	14,612	42,801
		2,559,691

Ireland - 1.2%
CRH PLC(a)	6,822	489,547
Experian PLC	8,700	363,400
Flutter Entertainment PLC(b)	1,670	344,654
ICON PLC(b)	774	201,913
James Hardie Industries PLC(b)	4,152	158,560
Kerry Group PLC	1,473	131,615
Ryanair Holdings PLC - ADR(a)	858	114,629
		1,804,318

Israel - 0.9%
Airport City Ltd.(b)	610	10,202
Amot Investments Ltd.	2,038	10,615
Azrieli Group Ltd.	348	23,546
Bank Hapoalim BM	11,862	101,393
Bank Leumi Le-Israel BM	14,458	110,424
Bezeq The Israeli Telecommunication Corp. Ltd.	19,052	25,269
Big Shopping Centers Ltd.(b)	111	11,320
Check Point Software Technologies Ltd.(b)	876	139,224
CyberArk Software Ltd.(b)	392	91,524
Delek Group Ltd.	92	11,440
Elbit Systems Ltd.	238	49,130
First International Bank Of Israel Ltd.	494	19,908
Global-e Online Ltd.(b)	898	33,917
ICL Group Ltd.	6,810	31,290
Inmode Ltd.(a)(b)	674	15,967
Isracard Ltd.	1	3
Israel Corp. Ltd.(b)	40	9,246
Israel Discount Bank Ltd.	11,669	56,877
JFrog Ltd.(b)	744	24,202
Melisron Ltd.	240	17,639
Mivne Real Estate KD Ltd.	5,622	15,258
Mizrahi Tefahot Bank Ltd.	1,406	52,536
Monday.com Ltd.(a)(b)	236	49,569
Nice Ltd. - ADR(a)(b)	602	125,276
Nova Ltd.(b)	272	39,388
Phoenix Holdings Ltd.	1,604	16,371
Shapir Engineering and Industry Ltd.	1,350	7,635
Strauss Group Ltd.(b)	474	9,226
Teva Pharmaceutical Industries Ltd. - ADR(b)	10,576	127,970
Tower Semiconductor Ltd.(b)	1,034	29,831
Wix.com Ltd.(b)	536	68,008
		1,334,204

Italy - 1.8%
Assicurazioni Generali SpA	10,444	233,524
Davide Campari-Milano NV	5,042	51,274
Enel SpA	70,792	485,116
Eni SpA - ADR(a)	10,906	348,447
Ferrari NV	1,186	414,888
Intesa Sanpaolo SpA	147,005	454,838
PRADA SpA	4,830	29,995
Snam SpA	19,338	94,649
Terna - Rete Elettrica Nazionale	13,270	112,260
UniCredit SpA	16,708	490,407
		2,715,398

Japan - 22.7%
Advantest Corp.	7,230	286,046
Aeon Co. Ltd.	8,222	197,366
AGC, Inc.	2,139	80,892
Aisin Corp.	1,724	65,069
Ajinomoto Co., Inc.	4,996	206,622
ANA Holdings, Inc.(b)	1,512	33,593
Asahi Group Holdings Ltd.	4,786	179,174
Asahi Kasei Corp.	13,150	100,291
Astellas Pharma, Inc.	17,066	200,019
Bandai Namco Holdings, Inc.	6,286	137,311
Bridgestone Corp.	5,518	241,595
Canon, Inc.	9,568	265,236
Capcom Co. Ltd.	1,580	60,600
Central Japan Railway Co.	9,716	243,791
Chubu Electric Power Co., Inc.	7,148	93,126
Chugai Pharmaceutical Co. Ltd.	6,016	218,559
Daifuku Co. Ltd.	3,582	71,516
Dai-ichi Life Holdings, Inc.	9,336	206,853
Daiichi Sankyo Co. Ltd.	17,808	535,161
Daikin Industries Ltd.	2,676	434,273
Daiwa House Industry Co. Ltd.	6,276	195,469
Denso Corp.	18,732	297,945
Dentsu Group, Inc.	2,166	57,866
Disco Corp.	838	229,912
East Japan Railway Co.	3,568	204,630
Eisai Co. Ltd.	2,792	132,752
ENEOS Holdings, Inc.	28,608	116,352
FANUC Corp.	8,892	248,732
Fast Retailing Co. Ltd.	1,828	493,578
FUJIFILM Holdings Corp.	3,906	249,731
Fujitsu Ltd.	1,638	231,933
Hamamatsu Photonics KK	1,392	55,555
Hankyu Hanshin Holdings, Inc.	2,398	73,791
Hitachi Ltd.	8,676	688,221
Honda Motor Co. Ltd. - ADR	15,454	517,554
Hoya Corp.	3,195	411,260
Inpex Corp.	9,684	134,555
Isuzu Motors Ltd.	5,864	80,980
ITOCHU Corp.	13,250	607,854
Japan Airlines Co. Ltd.	1,362	26,314
Japan Exchange Group, Inc.	4,988	111,296
Japan Post Bank Co. Ltd.	13,308	138,840
Japan Post Holdings Co. Ltd.	18,936	182,181
Japan Tobacco, Inc.	10,380	274,698
JFE Holdings, Inc.	5,510	87,734
Kansai Electric Power Co., Inc.	7,792	106,970
Kao Corp.	4,398	175,197
KDDI Corp.	13,670	454,830
Keyence Corp.	1,862	842,315
Kikkoman Corp.	1,830	113,657
Kirin Holdings Co. Ltd.	7,676	110,723
Kobe Bussan Co. Ltd.	1,370	35,092
Komatsu Ltd.	9,180	264,772
Konami Group Corp.	972	60,270
Kubota Corp.	10,029	153,488
Kyocera Corp.	13,108	194,376
Kyowa Kirin Co. Ltd.	2,390	37,893
Lasertec Corp.	750	202,711
LY Corp.	25,204	79,116
M3, Inc.	4,038	64,598
Marubeni Corp.	16,022	276,667
MEIJI Holdings Co. Ltd.	2,600	63,083
MINEBEA MITSUMI, Inc.	4,028	84,567
Mitsubishi Chemical Group Corp.	13,502	82,096
Mitsubishi Corp.	39,552	689,297
Mitsubishi Electric Corp.	20,256	303,193
Mitsubishi Estate Co. Ltd.	12,488	175,000
Mitsubishi HC Capital, Inc.	9,132	65,211
Mitsubishi Heavy Industries Ltd.	3,186	215,214
Mitsubishi UFJ Financial Group, Inc. - ADR(a)	116,364	1,088,003
Mitsui & Co. Ltd.	14,252	584,005
Mitsui Fudosan Co. Ltd.	8,840	223,913
Mitsui OSK Lines Ltd.	3,414	123,171
Mizuho Financial Group, Inc.	23,148	424,962
MS&AD Insurance Group Holdings, Inc.	4,196	175,275
Murata Manufacturing Co. Ltd.	17,794	364,512
NEC Corp.	2,570	169,378
Nexon Co. Ltd.	4,274	68,678
NIDEC CORP	4,952	186,465
Nintendo Co. Ltd. - ADR	42,832	594,936
Nippon Paint Holdings Co. Ltd.	10,062	79,885
Nippon Steel Corp.	8,958	217,286
Nippon Telegraph & Telephone Corp.	281,890	356,816
Nippon Yusen KK	4,810	166,608
Nissan Motor Co. Ltd.	22,298	89,144
Nissin Foods Holdings Co. Ltd.	2,370	76,955
Nitori Holdings Co. Ltd.	822	107,595
Nitto Denko Corp.	1,410	117,931
Nomura Holdings, Inc. - ADR(a)	27,408	157,322
Nomura Research Institute Ltd.	4,370	134,592
NTT Data Group Corp.	5,558	80,832
Obic Co. Ltd.	624	96,390
Olympus Corp.	11,944	178,535
Omron Corp.	1,946	88,719
Ono Pharmaceutical Co. Ltd.	4,588	83,293
Oracle Corp. Japan	314	24,897
Oriental Land Co. Ltd.	10,612	396,706
ORIX Corp.	11,068	215,712
Osaka Gas Co. Ltd.	3,932	83,139
Otsuka Holdings Co. Ltd.	5,262	208,220
Pan Pacific International Holdings Corp.	5,032	109,646
Panasonic Holdings Corp.	23,148	221,524
Rakuten Group, Inc.(b)	13,920	61,523
Recruit Holdings Co. Ltd.	15,566	626,849
Renesas Electronics Corp.(b)	13,480	226,407
Resona Holdings, Inc.	22,284	124,138
Rohm Co. Ltd.	3,298	57,801
Secom Co. Ltd.	1,984	144,507
Sekisui House Ltd.	6,250	142,130
Seven & i Holdings Co. Ltd.	7,526	299,444
SG Holdings Co. Ltd.	4,588	59,680
Shimadzu Corp.	2,597	72,504
Shimano, Inc.	777	112,738
Shin-Etsu Chemical Co. Ltd.	18,604	742,619
Shionogi & Co. Ltd.	2,640	127,534
Shiseido Co. Ltd.	3,770	105,790
SMC Corp.	570	321,095
SoftBank Corp.	26,658	355,639
SoftBank Group Corp.	9,523	417,982
Sompo Holdings, Inc.	3,285	171,660
Sony Group Corp. - ADR(a)	11,634	1,137,224
Subaru Corp.	5,804	117,949
Sumitomo Corp.	11,544	267,854
Sumitomo Electric Industries Ltd.	7,486	100,505
Sumitomo Metal Mining Co. Ltd.	2,576	71,777
Sumitomo Mitsui Financial Group, Inc. - ADR	61,566	633,514
Sumitomo Mitsui Trust Holdings, Inc.	6,868	141,905
Sumitomo Realty & Development Co. Ltd.	4,492	142,714
Suntory Beverage & Food Ltd.	1,192	39,134
Suzuki Motor Corp.	4,630	210,392
Sysmex Corp.	1,502	81,723
Taiyo Nippon Sanso Corp.	2,006	51,383
Takeda Pharmaceutical Co. Ltd. - ADR	29,546	431,372
TDK Corp.	3,660	185,064
Terumo Corp.	7,048	240,919
Toho Co. Ltd.	1,182	38,685
Tokio Marine Holdings, Inc.	18,296	488,541
Tokyo Electron Ltd.	4,336	820,918
Tokyo Gas Co. Ltd.	3,818	88,225
Tokyu Corp.	5,892	69,357
Toray Industries, Inc.	15,392	77,441
Toyota Industries Corp.	1,786	152,716
Toyota Motor Corp. - ADR(a)	11,500	2,296,551
Toyota Tsusho Corp.	2,240	148,938
Unicharm Corp.	4,162	143,880
West Japan Railway Co.	2,304	96,274
Yakult Honsha Co. Ltd.	2,874	63,073
Yamaha Motor Co. Ltd.	9,894	94,584
Yaskawa Electric Corp.	2,516	96,192
		34,551,051

Luxembourg - 0.1%
ArcelorMittal	4,344	120,368
Tenaris SA - ADR	2,178	69,282
		189,650

Macao - 0.0%(e)
Sands China Ltd.(b)	22,916	60,090

Netherlands - 5.5%
Adyen NV - ADR(b)	28,296	354,832
Argenx SE - ADR(a)(b)	562	213,847
ASML Holding NV	3,746	3,258,345
DSM BV(f)	1,378	146,061
Heineken NV	2,390	240,981
ING Groep NV - ADR	32,980	468,316
Koninklijke Ahold Delhaize NV	9,200	258,602
Prosus NV	13,832	411,523
Shell PLC - ADR	30,316	1,907,180
Stellantis NV	20,246	448,426
Universal Music Group NV	7,212	213,321
Wolters Kluwer NV	2,348	346,365
		8,267,799

New Zealand - 0.3%
Auckland International Airport Ltd.	12,370	63,779
Fisher & Paykel Healthcare Corp. Ltd.	5,488	79,402
Infratil Ltd.	7,850	50,694
Mercury NZ Ltd.	6,278	25,903
Meridian Energy Ltd.	11,700	39,691
Spark New Zealand Ltd.	17,396	56,516
Xero Ltd.(b)	1,328	96,524
		412,509

Norway - 0.7%
Adevinta ASA(b)	2,970	31,910
Aker BP ASA	2,924	78,068
AutoStore Holdings Ltd.(b)(c)(d)	8,406	15,470
DNB Bank ASA	8,440	164,590
Equinor ASA - ADR(a)	8,948	256,539
Gjensidige Forsikring ASA	1,794	28,947
Kongsberg Gruppen ASA	830	42,379
Mowi ASA	4,194	75,688
Norsk Hydro ASA	12,706	74,831
Orkla ASA	7,080	55,537
Salmar ASA	666	37,032
Telenor ASA	5,940	65,911
Var Energi ASA	5,180	15,086
Yara International ASA	1,540	51,161
		993,149

Portugal - 0.1%
EDP - Energias de Portugal SA	28,024	125,442

Singapore - 1.1%
CapitaLand Investment Ltd.	22,582	49,827
DBS Group Holdings Ltd.	16,766	398,434
Grab Holdings Ltd.(b)	19,634	60,276
Jardine Cycle & Carriage Ltd.	856	16,597
Keppel Ltd.	13,056	69,683
Oversea-Chinese Banking Corp. Ltd.	36,626	351,926
Sea Ltd. - ADR(b)	3,240	123,574
Singapore Airlines Ltd.	12,644	62,961
Singapore Technologies Engineering Ltd.	14,432	40,128
Singapore Telecommunications Ltd.	66,988	119,844
United Overseas Bank Ltd.	14,466	305,927
Wilmar International Ltd.	28,388	69,833
		1,669,010

South Korea - 0.3%
Coupang, Inc.(b)	10,776	150,864
KB Financial Group, Inc. - ADR(a)	3,540	149,636
POSCO Holdings, Inc. - ADR(a)	2,648	206,544
		507,044

Spain - 1.9%
Amadeus IT Holding SA	4,248	298,677
Banco Bilbao Vizcaya Argentaria SA - ADR	55,725	519,914
Banco Santander SA - ADR	151,963	607,852
CaixaBank SA	38,220	163,317
Cellnex Telecom SA(c)(d)	5,534	213,985
EDP Renovaveis SA	2,801	45,557
Iberdrola SA	53,108	641,373
Industria de Diseno Textil SA	10,252	439,958
Naturgy Energy Group SA	1,734	46,848
		2,977,481

Sweden - 2.8%
Alfa Laval AB	2,726	100,614
Assa Abloy AB - Class B	9,352	257,645
Atlas Copco AB - Class B	14,724	204,802
Atlas Copco AB - Class A	23,598	378,574
EPIROC AB(b)	5,912	104,786
EPIROC AB(b)	3,676	57,471
EQT AB	3,244	87,906
Essity AB - Class B	5,690	133,794
Evolution AB(c)(d)	1,808	212,478
H & M Hennes & Mauritz AB - Class B	5,820	82,479
Hexagon AB - Class B	19,834	217,272
Industrivarden AB - Class A	1,468	46,325
Industrivarden AB - Class C	1,416	44,616
Investment AB Latour - Class B	1,290	32,614
INVESTOR AB(b)	16,620	392,716
L E Lundbergforetagen AB - Class B	686	35,900
NIBE INDUSTRIER AB(b)	14,462	87,189
Sandvik AB	10,174	214,495
Skandinaviska Enskilda Banken AB - Class A	15,772	224,532
Skandinaviska Enskilda Banken AB - Class C	190	2,775
Spotify Technology SA(b)	1,344	289,430
Svenska Cellulosa AB SCA - Class B	5,652	77,149
Svenska Handelsbanken AB - Class A	14,856	160,671
Svenska Handelsbanken AB - Class B	326	4,367
Swedbank AB	8,654	176,961
Telefonaktiebolaget LM Ericsson - ADR(a)	29,394	161,961
Telia Co. AB	21,886	56,531
Volvo AB - Class B	14,480	347,715
Volvo AB - Class A	1,804	44,447
Volvo Car AB(b)	5,062	13,289
		4,251,504

Switzerland - 7.9%
ABB Ltd. - ADR	14,854	629,513
Alcon, Inc.	4,712	357,325
Cie Financiere Richemont SA	4,796	716,941
DSM-Firmenich AG	72	7,632
Givaudan SA	72	301,116
Glencore PLC	104,417	556,370
Holcim AG	4,860	372,603
Kuehne + Nagel International AG	526	179,082
Lonza Group AG	696	342,616
Nestle SA - ADR	24,744	2,818,342
Novartis AG - ADR	19,290	1,995,936
Roche Holding AG - ADR(a)	54,396	1,911,475
Sika AG	1,504	418,460
UBS Group AG	28,053	844,890
Zurich Insurance Group AG	1,340	681,840
		12,134,141

United Kingdom - 9.6%
3i Group PLC	9,176	288,276
Anglo American PLC	12,618	303,281
ARM Holdings PLC - ADR(a)(b)	866	61,200
Ashtead Group PLC	4,258	280,708
Associated British Foods PLC	3,190	94,639
AstraZeneca PLC - ADR	28,754	1,916,166
BAE Systems PLC	27,804	414,728
Barclays PLC - ADR(a)	31,486	237,404
BP PLC - ADR	26,249	921,340
British American Tobacco PLC - ADR	20,628	610,589
BT Group PLC	53,600	76,214
Coca-Cola Europacific Partners PLC	1,948	134,217
Compass Group PLC	16,322	450,516
Diageo PLC - ADR	5,100	736,083
GSK PLC - ADR	18,838	742,971
Haleon PLC - ADR(a)	22,544	184,861
HSBC Holdings PLC - ADR(a)	35,744	1,405,812
Imperial Brands PLC	8,630	207,635
Legal & General Group PLC	56,390	182,231
Lloyds Banking Group PLC - ADR	153,843	324,609
London Stock Exchange Group PLC	3,568	404,333
National Grid PLC - ADR(a)	6,684	451,371
NatWest Group PLC	52,618	150,169
Reckitt Benckiser Group PLC	6,736	487,265
RELX PLC - ADR(a)	17,896	740,000
Rio Tinto PLC - ADR	10,242	709,463
SSE PLC	10,320	220,373
Standard Chartered PLC	20,706	157,129
Tesco PLC	67,288	244,395
Unilever PLC - ADR	23,292	1,134,086
Vodafone Group PLC - ADR(a)	21,078	181,271
		14,453,335

United States - 0.3%
Flex Ltd.(b)	4,208	99,898
NEXTracker, Inc. - Class A(b)	732	33,138
Waste Connections, Inc.	2,338	362,998
		496,034
TOTAL COMMON STOCKS (Cost $127,318,046)		143,583,530

EXCHANGE TRADED FUNDS - 4.2%	Shares	Value
iShares MSCI South Korea ETF(a)	108,084	6,427,755
TOTAL EXCHANGE TRADED FUNDS (Cost $6,517,381)		6,427,755

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
Australia - 0.3%
Goodman Group	16,174	271,641
Scentre Group	48,966	98,621
		370,262

Hong Kong - 0.1%
Link REIT	24,175	121,216

Japan - 0.0%(e)
Nippon Building Fund, Inc.	10	40,563

Singapore - 0.0%(e)
CapitaLand Integrated Commercial Trust	47,704	71,476
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $542,474)		603,517

PREFERRED STOCKS - 0.4%		Value
Germany - 0.4%
Bayerische Motoren Werke AG, 0.00%,	555	54,431
Dr Ing hc F Porsche AG(c)(d)	856	73,192
Henkel AG & Co. KGaA, 0.00%,	1,530	117,561
Sartorius AG, 0.00%,	252	92,839
Volkswagen AG, 0.00%,	1,728	223,794
		561,817
TOTAL PREFERRED STOCKS (Cost $547,913)		561,817

WARRANTS - 0.0%(e)	Contracts	Value
Canada - 0.0%(e)
Constellation Software, Inc.(b)(f)	162	0
TOTAL WARRANTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(g)	18,964,241	18,964,241
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,964,241)		18,964,241

TOTAL INVESTMENTS - 112.2% (Cost $153,890,055)		$170,140,860
Liabilities in Excess of Other Assets - (12.2)%		(18,403,969)
TOTAL NET ASSETS - 100.0%		$151,736,891

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $18,305,795 which represented 12.1% of net assets.
(b)	Non-income producing security.
(c)	Security considered restricted. The total market value of these securities was $801,815 which represented 0.4% of net assets as of January 31, 2024.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $801,815 or 0.5% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $146,061 or 0.1% of net assets as of January 31, 2024.

(g)	The rate shown represents the 7-day effective yield as of January 31, 2024.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks
Australia	$ 9,101,531	$ -	$ -	$ -	$ 9,101,531
Austria	393,407	-	-	-	393,407
Belgium	1,062,095	-	-	-	1,062,095
Canada	14,176,382	-	-	-	14,176,382
Denmark	4,360,916	-	-	-	4,360,916
Finland	1,275,834	-	-	-	1,275,834
France	14,100,867	-	-	-	14,100,867
Germany	9,610,648	-	-	-	9,610,648
Hong Kong	2,559,691	-	-	-	2,559,691
Ireland	1,804,318	-	-	-	1,804,318
Israel	1,334,204	-	-	-	1,334,204
Italy	2,715,398	-	-	-	2,715,398
Japan	34,551,051	-	-	-	34,551,051
Luxembourg	189,650	-	-	-	189,650
Macao	60,090	-	-	-	60,090
Netherlands	8,121,738	-	146,061	-	8,267,799
New Zealand	412,509	-	-	-	412,509
Norway	993,149	-	-	-	993,149
Portugal	125,442	-	-	-	125,442
Singapore	1,669,010	-	-	-	1,669,010
South Korea	507,044	-	-	-	507,044
Spain	2,977,481	-	-	-	2,977,481
Sweden	4,251,504	-	-	-	4,251,504
Switzerland	12,134,141	-	-	-	12,134,141
United Kingdom	14,453,335	-	-	-	14,453,335
United States	496,034	-	-	-	496,034
Common Stocks - Total	$ 143,437,469	$ -	$ 146,061	$ -	$ 143,583,530
Exchange Traded Funds	6,427,755	-	-	-	6,427,755
Real Estate Investment Trusts	603,517	-	-	-	603,517
Preferred Stocks	561,817	-	-	-	561,817
Warrant	0	-	-	-	0
Investments Purchased with Proceeds from Securities Lending(a)	-	-	-	18,964,241	18,964,241
Total Investments	$ 151,030,558	$ -	$ 146,061	$ 18,964,241	$ 170,140,860

Refer to the Schedule of Investments for industry classifications.

PTIN(a)	Balance as of 4/30/2023	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 01/31/2024
Common Stocks	$176,649	$-	$(34,107)	$3,519	$-	$-	$-	146,061
Warrant	$0	$-	$-	$-	$-	$-	$-	$0

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTIN	Fair Value as of 01/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an increase to Input
Warrant	$ 0	US Line	Delisting	$0.00 CAD
Common Stocks	$146,061	US Line	Delisting	98.1 EUR

(a) Table presents information for two securities: Koninklijke DSM NV, which is valued between 76.13 - 118.75 EUR and Constellation Software which has been valued between 0.00 CAD throughout the period.